Details of Redeemed Preferred Securities (Detail) - Jun. 30, 2015 - Subsequent Event - Mizuho Capital Investment, Limited - JPY (¥) ¥ in Millions	Total
Subsequent Event [Line Items]
Aggregate redemption amount	¥ 355,000
Reason for the redemption	Arrival of optional redemption date
Series B
Subsequent Event [Line Items]
Aggregate redemption amount	¥ 72,500
Reason for the redemption	Arrival of optional redemption date
Series C
Subsequent Event [Line Items]
Aggregate redemption amount	¥ 25,000
Reason for the redemption	Arrival of optional redemption date